Transfers of financial assets and variable interest entities (Details 6) - CHF (SFr) SFr in Millions	Dec. 31, 2015	Dec. 31, 2014
Transfer of Financial Assets Accounted for as Sales [Line Items]
Carrying amount derecognized	SFr 703
Gross cash proceeds received for assets derecognized	775
Fair value of transferred assets	773
Gross derivative assets recorded	268,000	SFr 620,900
Gross derivative liabilities recorded	272,000	623,300
Interest rate derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	168,700	471,400
Gross derivative liabilities recorded	161,000	460,400
Foreign exchange derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	58,400	87,000
Gross derivative liabilities recorded	68,500	99,200
Equity/index-related derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	20,900	27,200
Gross derivative liabilities recorded	24,500	29,000
Credit derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	17,300	26,300
Gross derivative liabilities recorded	16,400	25,600
Other products
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	2,700	9,000
Gross derivative liabilities recorded	1,600	9,100
Sales with total return swaps
Transfer of Financial Assets Accounted for as Sales [Line Items]
Carrying amount derecognized	395
Gross cash proceeds received for assets derecognized	397
Fair value of transferred assets	398
Sales with longevity swaps
Transfer of Financial Assets Accounted for as Sales [Line Items]
Carrying amount derecognized	308
Gross cash proceeds received for assets derecognized	378
Fair value of transferred assets	375
Derivatives related to Transfers of Assets accounted for as sale
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	553
Gross derivative liabilities recorded	7
Derivatives related to Transfers of Assets accounted for as sale | Equity/index-related derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	7
Gross derivative liabilities recorded	7
Derivatives related to Transfers of Assets accounted for as sale | Other products
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	546
Derivatives related to Transfers of Assets accounted for as sale | Sales with total return swaps
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	7
Gross derivative liabilities recorded	7
Derivatives related to Transfers of Assets accounted for as sale | Sales with longevity swaps
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	546
Bank
Transfer of Financial Assets Accounted for as Sales [Line Items]
Carrying amount derecognized	703
Gross cash proceeds received for assets derecognized	775
Fair value of transferred assets	773
Gross derivative assets recorded	267,900	621,000
Gross derivative liabilities recorded	272,200	623,600
Bank | Interest rate derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	168,600	471,500
Gross derivative liabilities recorded	160,800	460,400
Bank | Foreign exchange derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	58,400	87,000
Gross derivative liabilities recorded	68,500	99,200
Bank | Equity/index-related derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	20,900	27,200
Gross derivative liabilities recorded	24,700	29,300
Bank | Credit derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	17,300	26,300
Gross derivative liabilities recorded	16,400	25,600
Bank | Other products
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	2,700	9,000
Gross derivative liabilities recorded	1,800	SFr 9,100
Bank | Sales with total return swaps
Transfer of Financial Assets Accounted for as Sales [Line Items]
Carrying amount derecognized	395
Gross cash proceeds received for assets derecognized	397
Fair value of transferred assets	398
Bank | Sales with longevity swaps
Transfer of Financial Assets Accounted for as Sales [Line Items]
Carrying amount derecognized	308
Gross cash proceeds received for assets derecognized	378
Fair value of transferred assets	375
Bank | Derivatives related to Transfers of Assets accounted for as sale
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	553
Gross derivative liabilities recorded	7
Bank | Derivatives related to Transfers of Assets accounted for as sale | Equity/index-related derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	7
Gross derivative liabilities recorded	7
Bank | Derivatives related to Transfers of Assets accounted for as sale | Other products
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	546
Bank | Derivatives related to Transfers of Assets accounted for as sale | Sales with total return swaps
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	7
Gross derivative liabilities recorded	7
Bank | Derivatives related to Transfers of Assets accounted for as sale | Sales with longevity swaps
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	SFr 546